Related parties - Executive directors' remuneration and benefits (Details) - ZAR (R) R in Thousands		12 Months Ended
	May 01, 2024	Jun. 30, 2024	Jun. 30, 2023
Executive directors
Disclosure of transactions between related parties
Percentage of vested LTIs and accrued dividends released first		50.00%
Percentage of vested LTIs and accrued dividends released second		50.00%
Executive directors | Minimum
Disclosure of transactions between related parties
Corporate performance target achieved, percentage		83.60%
Executive directors | Maximum
Disclosure of transactions between related parties
Corporate performance target achieved, percentage		95.10%
S Baloyi
Disclosure of transactions between related parties
Salary		R 2,503
Risk and Retirement funding		385
Vehicle benefit		75
Healthcare		36
Taxable fringe benefits		7
Total salary and benefits		3,006
Short-term incentive		1,473
Long-term incentive		2,675
Total annual remuneration		R 7,154
Period apportioned as Prescribed Officer		9 months
Period apportioned as President and CEO		3 months
FR Grobler
Disclosure of transactions between related parties
Salary		R 10,615	R 13,117
Healthcare		117	143
Taxable fringe benefits		55	44
Total salary and benefits		10,787	13,304
Short-term incentive		4,882	10,364
Long-term incentive		5,492	17,028
Total annual remuneration		21,161	40,696
VD Kahla
Disclosure of transactions between related parties
Salary		8,216	7,762
Risk and Retirement funding		388	380
Healthcare		132	114
Taxable fringe benefits		570	635
Total salary and benefits		9,306	8,891
Short-term incentive		2,579	4,242
Long-term incentive		2,794	14,681
Total annual remuneration		14,679	27,814
HA Rossouw
Disclosure of transactions between related parties
Salary		7,901	7,468
Risk and Retirement funding		894	844
Taxable fringe benefits		38	25
Total salary and benefits		8,833	8,337
Short-term incentive		2,804	5,060
Total annual remuneration		R 11,637	R 13,397
Contractual notice period	6 months